UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Hilltop Park Associates LLC

Address:    410 Park Avenue, 6th Floor
            New York, New York  10022

13F File Number: 028-13771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Siegel
Title:      Chief Operating Officer
Phone:      (212) 644-4030

Signature, Place and Date of Signing:


/s/ Jason Siegel                 New York, New York             August 15, 2011
--------------------------    -----------------------       --------------------
     [Signature]                [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       79

Form 13F Information Table Value Total:       $168,843
                                              (thousands)

List of Other Included Managers:

No.    Form 13F File Number Name

(1)     021-134078          Hilltop Park Fund QP LP

                                                     FORM 13F INFORMATION TABLE
                                                    Hilltop Park Associates LLC
                                                           June 30, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
ALBEMARLE CORP                COM              012653101    456          6,594 SH         DEFINED     (1)          6,594
ALBEMARLE CORP                COM              012653101    223          3,226 SH         SOLE        NONE         3,226
ALLEGHENY TECHNOLOGIES INC    COM              01741R102    628          9,890 SH         DEFINED     (1)          9,890
ALLEGHENY TECHNOLOGIES INC    COM              01741R102    307          4,838 SH         SOLE        NONE         4,838
BRIGHAM EXPLORATION CO        COM              109178103  3,940        131,657 SH         DEFINED     (1)        131,657
BRIGHAM EXPLORATION CO        COM              109178103  1,926         64,336 SH         SOLE        NONE        64,336
CATERPILLAR INC DEL           COM              149123101  3,511         32,975 SH         DEFINED     (1)         32,975
CATERPILLAR INC DEL           COM              149123101  1,716         16,119 SH         SOLE        NONE        16,119
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH  167250109    385          9,890 SH         DEFINED     (1)          9,890
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH  167250109    188          4,838 SH         SOLE        NONE         4,838
CNO FINL GROUP INC            COM              12621E103  4,106        519,148 SH         DEFINED     (1)        519,148
CNO FINL GROUP INC            COM              12621E103  2,006        253,597 SH         SOLE        NONE       253,597
CURRENCYSHS JAPANESE YEN TR   JAPANESE YEN     23130A102  1,189          9,700     PUT    SOLE        NONE         9,700
CURRENCYSHS JAPANESE YEN TR   JAPANESE YEN     23130A102  2,426         19,800     PUT    DEFINED     (1)         19,800
DEERE & CO                    COM              244199105  2,719         32,983 SH         DEFINED     (1)         32,983
DEERE & CO                    COM              244199105  3,389         41,111 SH         SOLE        NONE        41,111
DOVER CORP                    COM              260003108  1,695         25,000 SH         SOLE        NONE        25,000
FLUOR CORP NEW                COM              343412102  1,617         25,000 SH         SOLE        NONE        25,000
FORD MTR CO DEL               COM PAR $0.01    345370860  2,954        214,200     CALL   DEFINED     (1)        214,200
FORD MTR CO DEL               COM PAR $0.01    345370860  1,379        100,000     CALL   SOLE        NONE       100,000
FORD MTR CO DEL               COM PAR $0.01    345370860  2,729        197,867 SH         DEFINED     (1)        197,867
FORD MTR CO DEL               NOTE 4.250%11/1  345370CN8  3,153      1,840,000 PRN        DEFINED     (1)      1,840,000
FORD MTR CO DEL               COM PAR $0.01    345370860  2,712        196,699 SH         SOLE        NONE       196,699
FORD MTR CO DEL               NOTE 4.250%11/1  345370CN8  1,474        860,000 PRN        SOLE        NONE       860,000
FREEPORT-MCMORAN COPPER & GO  COM              35671D857  2,616         49,444 SH         DEFINED     (1)         49,444
FREEPORT-MCMORAN COPPER & GO  COM              35671D857  1,809         34,198 SH         SOLE        NONE        34,198
KB HOME                       COM              48666K109  1,290        131,900     CALL   DEFINED     (1)        131,900
KB HOME                       COM              48666K109    631         64,500     CALL   SOLE        NONE        64,500
LEAP WIRELESS INTL INC        COM NEW          521863308  1,084         66,800     CALL   DEFINED     (1)         66,800
LEAP WIRELESS INTL INC        COM NEW          521863308    506         31,200     CALL   SOLE        NONE        31,200
LEAP WIRELESS INTL INC        COM NEW          521863308  4,275        263,418 SH         DEFINED     (1)        263,418
LEAP WIRELESS INTL INC        COM NEW          521863308  3,307        203,801 SH         SOLE        NONE       203,801
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708  3,722         49,474 SH         DEFINED     (1)         49,474
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708  3,699         49,167 SH         SOLE        NONE        49,167
LINEAR TECHNOLOGY CORP        COM              535678106  2,178         65,966 SH         DEFINED     (1)         65,966
LINEAR TECHNOLOGY CORP        COM              535678106  1,064         32,223 SH         SOLE        NONE        32,223
LIVE NATION ENTERTAINMENT IN  COM              538034109  3,060        266,790 SH         DEFINED     (1)        266,790
LIVE NATION ENTERTAINMENT IN  COM              538034109  2,007        174,922 SH         SOLE        NONE       174,922
MACYS INC                     COM              55616P104  2,914         99,660 SH         DEFINED     (1)         99,660
MACYS INC                     COM              55616P104  1,380         47,204 SH         SOLE        NONE        47,204
MCMORAN EXPLORATION CO        COM              582411104    349         18,900     CALL   DEFINED     (1)         18,900
MCMORAN EXPLORATION CO        COM              582411104    170          9,200     CALL   SOLE        NONE         9,200
MCMORAN EXPLORATION CO        COM              582411104    610         32,983 SH         DEFINED     (1)         32,983
MCMORAN EXPLORATION CO        COM              582411104    298         16,111 SH         SOLE        NONE        16,111
MELCO CROWN ENTMT LTD         ADR              585464100  1,685        131,932 SH         DEFINED     (1)        131,932
MELCO CROWN ENTMT LTD         ADR              585464100  1,462        114,446 SH         SOLE        NONE       114,446
MGM RESORTS INTERNATIONAL     COM              552953101  2,396        181,406 SH         DEFINED     (1)        181,406
MGM RESORTS INTERNATIONAL     COM              552953101  2,162        163,613 SH         SOLE        NONE       163,613
MOLYCORP INC DEL              COM              608753109  2,421         39,652 SH         DEFINED     (1)         39,652
MOLYCORP INC DEL              COM              608753109  1,787         29,253 SH         SOLE        NONE        29,253
MONSTER WORLDWIDE INC         COM              611742107  1,209         82,442 SH         DEFINED     (1)         82,442
MONSTER WORLDWIDE INC         COM              611742107    957         65,294 SH         SOLE        NONE        65,294
NEWS CORP                     CL A             65248E104  1,167         65,936 SH         DEFINED     (1)         65,936
NEWS CORP                     CL A             65248E104  1,190         67,253 SH         SOLE        NONE        67,253
OIL SVC HOLDRS TR             DEPOSTRY RCPT    678002106  2,507         16,491 SH         DEFINED     (1)         16,491
OIL SVC HOLDRS TR             DEPOSTRY RCPT    678002106  1,225          8,056 SH         SOLE        NONE         8,056
PATRIOT COAL CORP             COM              70336T104  2,230        100,199 SH         DEFINED     (1)        100,199
PATRIOT COAL CORP             COM              70336T104  1,036         46,554 SH         SOLE        NONE        46,554
PETROHAWK ENERGY CORP         COM              716495106  1,626         65,900     CALL   DEFINED     (1)         65,900
PETROHAWK ENERGY CORP         COM              716495106    794         32,200     CALL   SOLE        NONE        32,200
PRICELINE COM INC             COM NEW          741503403  3,376          6,595 SH         DEFINED     (1)          6,595
PRICELINE COM INC             COM NEW          741503403  1,651          3,225 SH         SOLE        NONE         3,225
ROVI CORP                     COM              779376102  1,884         32,843 SH         DEFINED     (1)         32,843
ROVI CORP                     COM              779376102    920         16,047 SH         SOLE        NONE        16,047
SCHLUMBERGER LTD              COM              806857108  2,848         32,968 SH         DEFINED     (1)         32,968
SCHLUMBERGER LTD              COM              806857108  2,689         31,127 SH         SOLE        NONE        31,127
SELECT SECTOR SPDR TR         SBI HEALTHCARE   81369Y209  4,686        131,900     CALL   DEFINED     (1)        131,900
SELECT SECTOR SPDR TR         SBI HEALTHCARE   81369Y209  2,292         64,500     CALL   SOLE        NONE        64,500
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605  4,050        263,861 SH         DEFINED     (1)        263,861
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605  4,282        278,893 SH         SOLE        NONE       278,893
SEMICONDUCTOR HLDRS TR        DEP RCPT         816636203  6,744        197,896 SH         DEFINED     (1)        197,896
SEMICONDUCTOR HLDRS TR        DEP RCPT         816636203  4,998        146,669 SH         SOLE        NONE       146,669
SINA CORP                     ORD              G81477104    515          4,947 SH         DEFINED     (1)          4,947
SINA CORP                     ORD              G81477104    252          2,416 SH         SOLE        NONE         2,416
SKILLED HEALTHCARE GROUP INC  CL A             83066R107    158         16,700     CALL   DEFINED     (1)         16,700
SKILLED HEALTHCARE GROUP INC  CL A             83066R107     74          7,800     CALL   SOLE        NONE         7,800
SPDR S&P 500 ETF TR           TR UNIT          78462F103  6,598         50,000 SH         SOLE        NONE        50,000
TRIANGLE PETE CORP            COM NEW          89600B201  6,856      1,061,253 SH         DEFINED     (1)      1,061,253
TRIANGLE PETE CORP            COM NEW          89600B201  4,319        668,563 SH         SOLE        NONE       668,563

SK 26421 0002 1219357